Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Apr. 29, 2011	Apr. 29, 2011 Carrier Enterprise and Carrier Enterprise Northeast [Member]	Jul. 01, 2009 Carrier Enterprise [Member]
Business Acquisition [Line Items]
Cash		$ 5
Accounts receivable		24,300	186,082
Inventories		39,003	125,796
Other current assets		773	4,253
Property and equipment		4,402	10,048
Goodwill		12,357	82,241
Intangibles		20,600	49,100
Other assets		202	1,725
Accounts payable and accrued expenses		(22,894)	(163,485)
Other liabilities			(5,403)
Noncontrolling interest		(29,519)	(108,883)
Total purchase price	$ 49,229	$ 49,229	$ 181,474